INVESTMENT IN PHI (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Nov. 08, 2013	Feb. 29, 2016	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Revenues from ROU			₪ 3,268	[1]	₪ 3,544	₪ 4,111
Hot Mobile [Member]
Disclosure of associates [line items]
Period of agreement	15-year
Options exercised		₪ 250
Period of termination notice		two years
Revenues from ROU					51	₪ 120
P.H.I. Networks [Member]
Disclosure of associates [line items]
Revenues from ROU			₪ 477		₪ 432
Ownership interest			50.00%

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.